Consolidated statements of stockholders' equity/unit holders' equity (USD $) In Thousands, unless otherwise specified	Total	Series A	BOE Preferred	Restricted Units	Treasury Units	Common Stock	Additional paid-in capital	Treasury Stock (at cost)	Other equity interests	Accumulated deficit
Balance at Dec. 31, 2008	$ 318,364	$ 399,820		$ 1,864					$ 116,621	$ (199,941)
Balance (in units) at Dec. 31, 2008		76,000		16,537
Increase (Decrease) in Stockholders' Equity
Issuance of equity interests	154,581	125,000							29,581
Issuance of equity interests (in units)		20,000
Purchase of equity interests	(932)				(300)				(632)
Cancellation of Series A Units	180	(120)			300
Cancellation of Series A Units (in units)		(48)
Equity-based compensation	1,419			1,419
Equity-based compensation (in units)				10,694
Purchase of restricted units	(10)				(10)
Cancellation of restricted units				(10)	10
Cancellation of restricted units (in units)				(272)
Net income (loss)	(184,495)									(184,495)
Balance at Dec. 31, 2009	289,107	524,700		3,273					145,570	(384,436)
Balance (in units) at Dec. 31, 2009		95,952		26,959
Increase (Decrease) in Stockholders' Equity
Issuance of equity interests	35,000	25,000							10,000
Issuance of equity interests (in units)		4,000
Purchase of equity interests	(513)				(513)
Cancellation of Series A Units		(513)			513
Cancellation of Series A Units (in units)		(82)
Equity-based compensation	1,257			1,231					26
Equity-based compensation (in units)				6,286
Cancellation of restricted units (in units)				(1,813)
Net income (loss)	86,248									86,248
Balance at Dec. 31, 2010	411,099	549,187		4,504					155,596	(298,188)
Balance (in units) at Dec. 31, 2010		99,870		31,432
Increase (Decrease) in Stockholders' Equity
Purchase of equity interests	(125)				(125)
Cancellation of Series A Units		(125)			125
Cancellation of Series A Units (in units)		(20)
Equity-based compensation	5,961			5,829					132
Equity-based compensation (in units)				9,859
Purchase of restricted units	(38)				(38)
Cancellation of restricted units	1			(37)	38
Cancellation of restricted units (in units)				(1,389)
Broad Oak Transaction	(81,963)		73,765						(155,728)
Broad Oak Transaction (in units)			88,986
Common shares issued upon Corporate Reorganization		(549,062)	(73,765)	(10,296)		1,075	632,048
Common shares issued upon Corporate Reorganization (in units and shares)		(99,850)	(88,986)	(39,902)		107,500
Common shares issued at initial public offering, net of offering costs	319,378					201	319,177
Common shares issued at initial public offering, net of offering costs (in shares)						20,125
Stock-based compensation	150						150
Shares repurchased	(4)							(4)
Shares repurchased (in shares)						(8)		8
Net income (loss)	105,554									105,554
Balance at Dec. 31, 2011	760,013					1,276	951,375	(4)		(192,634)
Balance (in shares) at Dec. 31, 2011						127,617		8
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	2,247						2,247
Net income (loss)	26,235									26,235
Balance at Mar. 31, 2012	$ 788,495					$ 1,281	$ 953,617	$ (4)		$ (166,399)
Balance (in shares) at Mar. 31, 2012						128,147		8